CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Jan. 31, 2016	Jan. 31, 2015
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	90,000,000	90,000,000
Common stock, issued	25,208,684	11,415,416
Common stock, shares outstanding	25,208,684	11,415,416
Series A Convertible Redeemable Preferred Stock
Par value (in dollars per share)	$ 0.001	$ 0.001
Shares authorized	10,000,000	10,000,000
Shares issued	0	4,207,987
Shares outstanding	0	4,207,987
Liquidation preference		$ 8.0